SUBSEQUENT EVENTS (Details Narrative) - Distoken Acquisition Corporation [Member]		1 Months Ended	4 Months Ended	12 Months Ended
	Nov. 10, 2023 USD ($) shares	May 18, 2024 USD ($)	Apr. 30, 2024 shares	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($) shares	Mar. 03, 2025 USD ($)	Jan. 24, 2025 USD ($)	Dec. 23, 2024 USD ($)	Nov. 20, 2024 USD ($)	Nov. 14, 2024 USD ($)	Oct. 30, 2024 USD ($)	Sep. 22, 2024 USD ($)	Aug. 21, 2024 USD ($)	Jun. 28, 2024 USD ($)	May 31, 2024 USD ($)	Apr. 22, 2024 USD ($)	Apr. 16, 2024 USD ($)	Apr. 09, 2024 USD ($)	Mar. 28, 2024 USD ($)	Feb. 26, 2024 USD ($)	Feb. 21, 2024 USD ($)	Jan. 17, 2024 USD ($)
Subsequent Event [Line Items]
Borrowings	$ 60,000
Balance, shares | shares	3,018,308				545,000
Deposited amount				$ 690,000	$ 690,000
Number of Operating Segments | Integer				1
Sponsor [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount	$ 360,000			$ 60,000						$ 360,000
Deposited amount				$ 420,000				$ 30,000	$ 30,000		$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 90,000	$ 30,000	$ 30,000		$ 30,000	$ 30,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Deposited amount						$ 30,000	$ 30,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Balance, shares | shares			90,000
Extension funds																		210,000
Extension fund reimbursement																		150,000
Extension fund payment																		$ 60,000
Extension fund monthly payment		$ 30,000
Subsequent Event [Member] | 2024 Note [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Debt instrument, principal amount																				$ 1,000,000
Borrowings																	$ 265,688